Principal Group companies	12 Months Ended
Dec. 31, 2018
Principal Group companies
Principal Group companies

32. Principal Group companies

The Group’s significant subsidiaries as of December 31, 2018:

		Parent	Group ownership
		holding	interest
Company name	Country of incorporation	%	%
Nokia Solutions and Networks B.V.	Netherlands	–	100.0
Nokia Solutions and Networks Oy	Finland	100.0	100.0
Nokia of America Corporation	USA	–	100.0
Nokia Solutions and Networks India Private Limited	India	–	100.0
Nokia Technologies Oy	Finland	100.0	100.0
Alcatel-Lucent Participations SA	France	–	100.0
Nokia Canada Inc.	Canada	–	100.0
Nokia Shanghai Bell Co., Ltd(1)	China	–	50.0
Nokia Solutions and Networks Branch Operations Oy	Finland	–	100.0
Nokia Solutions and Networks Japan G.K.	Japan	–	100.0
Alcatel Submarine Networks SAS	France	–	100.0
Nokia Spain, S.A.	Spain	–	100.0
Alcatel-Lucent Italia S.p.A.(2)	Italy	–	100.0
Alcatel Lucent SAS	France	–	100.0
Nokia UK Limited	UK	–	100.0
Nokia Solutions and Networks GmbH & Co. KG	Germany	–	100.0
Alcatel-Lucent International SA	France	–	100.0
Nokia Services Limited	Australia	–	100.0
PT Nokia Solutions and Networks Indonesia	Indonesia	–	100.0
Alcatel-Lucent Brasil Telecomunicações Ltda	Brazil	–	100.0
Nokia Solutions and Networks do Brasil Telecomunicações Ltda.	Brazil	–	100.0

(1)   Nokia Shanghai Bell Co., Ltd is the parent company of the Nokia Shanghai Bell joint venture of which the Group owns 50% plus one share with China Huaxin, an entity controlled by the Chinese government, holding the remaining ownership interests. Refer to Note 33, Significant partly-owned subsidiaries.

(2)   Alcatel-Lucent Italia S.p.A. merged into Nokia Solutions and Networks Italia S.p.A., effective January 1, 2019.